Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	PUTNAM FUNDS TRUST
Central Index Key	0001005942
Amendment Flag	false
Document Creation Date	Nov 28, 2012
Document Effective Date	Nov 30, 2012
Prospectus Date	Nov 30, 2012

Putnam Short Duration Income Fund
Fund summary
Goal
Putnam Short Duration Income Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Short Duration Income Fund	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none		none		none		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[1]	1.00%	[1]	0.15%	[1]	none	none	none	none
[1]	A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Short Duration Income Fund		Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Management fees		0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and service (12b-1) fees		0.10%	0.50%	0.50%	0.15%	0.50%
Other expenses	[1]	0.26%	0.26%	0.26%	0.26%	0.26%	0.36%	0.29%	0.26%
Total annual fund operating expenses		0.72%	1.12%	1.12%	0.77%	1.12%	0.72%	0.65%	0.62%
Expense reimbursement	[2]	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.42%)	(0.35%)	(0.32%)
Total annual fund operating expenses after expense reimbursement		0.40%	0.80%	0.80%	0.45%	0.80%	0.30%	0.30%	0.30%
[1]	Other expenses shown have been annualized.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through at least November 30, 2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Short Duration Income Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
1 year	41	82	82	46	82	31	31	31
3 years	198	324	324	214	324	188	173	166
5 years	369	586	586	396	586	359	328	314
10 years	864	1,222	1,335	924	1,335	855	777	744

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from October 17, 2011 (commencement of operations) through July 31, 2012 was 2%.
Investments
The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or only by the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and money market instruments. We may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. The prices of securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with fixed income investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full year of operation.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Putnam Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Short Duration Income Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period from October 17, 2011 (commencement of operations) through July 31, 2012 was 2%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or only by the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and money market instruments. We may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years.

		We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. The prices of securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with fixed income investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the fund completes a full year of operation.
Putnam Short Duration Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	198
5 years	rr_ExpenseExampleYear05	369
10 years	rr_ExpenseExampleYear10	864
Putnam Short Duration Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	324
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,222
Putnam Short Duration Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	324
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,335
Putnam Short Duration Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.15%	[1]
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	396
10 years	rr_ExpenseExampleYear10	924
Putnam Short Duration Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	324
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,335
Putnam Short Duration Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	188
5 years	rr_ExpenseExampleYear05	359
10 years	rr_ExpenseExampleYear10	855
Putnam Short Duration Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	328
10 years	rr_ExpenseExampleYear10	777
Putnam Short Duration Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	166
5 years	rr_ExpenseExampleYear05	314
10 years	rr_ExpenseExampleYear10	744

[1]	A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts.
[2]	Other expenses shown have been annualized.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through at least November 30, 2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012